SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)			3 Months Ended	6 Months Ended		12 Months Ended
	Nov. 05, 2021	Sep. 24, 2021	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Sep. 30, 2019	Aug. 31, 2019	Sep. 30, 2018
Depreciation expense			$ 50		$ 101	$ 151	$ 201
Proceeds from issuance of debt						$ 15,900,000
Put option percent							10.00%
Discount rate of put option							42.90%
Grants receivable			10,700,000		10,700,000			$ 5,400,000	$ 5,100,000	$ 5,400,000
General and Administrative Expense [Member]
Decrease in unbilled receivables				$ 214,308
Year 1 [Member]
Grants receivable									2,100,000	3,200,000
Contribution of grants										1,100,000
Year 2 [Member]
Grants receivable									$ 3,000,000.0	$ 2,200,000
Year 3 [Member]
Grants receivable			2,800,000		2,800,000
Year 4 [Member]
Grants receivable			$ 2,800,000		$ 2,800,000
Convertible Debt [Member]
Proceeds from issuance of debt	$ 10,600,000	$ 5,300,000